Other Liabilities - Schedule of Other Liabilities Footnotes (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($) mine	Dec. 31, 2019 CAD ($) mine
TEP
Other Commitments [Line Items]
Expected reclamation costs			$ 57	$ 74
TEP | Coal mine reclamation
Other Commitments [Line Items]
Number of mines | mine			2	2
Central Hudson
Other Commitments [Line Items]
Remediation cost obligation			$ 57	$ 74
Central Hudson | Accounts payable and other current liabilities
Other Commitments [Line Items]
Remediation cost obligation			$ 20	$ 26
FortisBC Energy | Municipal natural gas distribution assets
Other Commitments [Line Items]
Finance obligation term (years)			35 years
Contract termination option (years)			17 years
Early termination payment | $	$ 12	$ 27
Minimum | FortisBC Energy | Municipal natural gas distribution assets
Other Commitments [Line Items]
Stated interest rate (percent)			6.90%	6.90%
Maximum | FortisBC Energy | Municipal natural gas distribution assets
Other Commitments [Line Items]
Stated interest rate (percent)			7.25%	7.25%